Leases - Schedule of Contractual Maturities of the Group’s Operating and Finance Lease Liabilities (Details)	Jun. 30, 2026 USD ($)
Schedule of Contractual Maturities of the Group’s Operating and Finance Lease Liabilities [Abstract]
Operating, Year ending June 30, 2027	$ 30,810
Finance, Year ending June 30, 2027
Operating, Year ending June 30, 2028	416,134
Finance, Year ending June 30, 2028	16,790
Operating, Year ending June 30, 2029	193,983
Finance, Year ending June 30, 2029	11,194
Operating, Total undiscounted lease obligations	640,926
Finance, Total undiscounted lease obligations	27,984
Operating, Less: imputed interest	24,188
Finance, Less: imputed interest	764
Operating, Lease liabilities recognized in the consolidated balance sheet	616,739
Finance, Lease liabilities recognized in the consolidated balance sheet	$ 27,220